Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year		₨ 5,435.0	₨ 6,000.0
Other long term debt, debt raised during the year		264,669.7	311,093.6
Perpetual debt, debt raised during the year		2,000.0	3,000.0
Other long-term debt	[1]	808,222.0	833,265.2	$ 10,720.5
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt		59,392.3	36,305.9
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt		₨ 748,829.7	₨ 796,959.3

[1]	Includes securities sold under repurchase agreements amounting to Rs. 17,260.0 million (USD 228.9 million) for the fiscal period ended March 31, 2020 with stated interest rate of 5.15% per annum, under RBI long-term repo operation with a three-year maturity period.